Condensed Statements of Comprehensive Income (Unaudited) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2011
Condensed Statements of Comprehensive Income [Abstract]
Net Income	$ 544.2	$ 459.7	$ 479.5
Other comprehensive income (loss):
Foreign currency translation adjustments	(5.5)	(14.8)	24.8
Cash flow hedging derivative activity, net of tax	8.0	(25.2)	4.0
Pension and other postretirement benefit plans activity, net of tax	2.9	(48.3)	(5.9)
Available-for-sale securities activity, net of tax	2.0	0.7	1.3
Total Other Comprehensive Income (Loss)	7.4	(87.6)	24.2
Comprehensive Income	$ 551.6	$ 372.1	$ 503.7